Grants and other liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Type	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 970,557	$ 1,028,765
Other liabilities	293,187	201,002
Grant and other non-current liabilities	$ 1,263,744	1,229,767
Number of grant types | Type	2
Income from grants	$ 60,746	59,010	$ 59,142
Finance lease liabilities	100,300	89,300
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	58,700	58,900
Solar Plants in Spain [Member]
Grants and other liabilities [Abstract]
Provisions for high risk market prices	75,000	600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	642,000	674,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	326,000	352,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Finance lease liabilities	59,000	52,000
Dismantling provision	$ 125,000	$ 88,000